Annual Total Returns - Prospectus Summary - FRANKLIN U.S. GOVERNMENT MONEY FUND - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus [Line Items]
Annual Return [Percent]	4.79%	4.61%	1.21%	0.01%	0.21%	1.66%	1.28%	0.32%	none	none
Annual Return [Percent]	4.79%	4.61%	1.21%	0.01%	0.21%	1.66%	1.28%	0.32%	none	none